Correction of Previously Issued Misstated Unaudited Condensed Consolidated Financial Statements	6 Months Ended
Jan. 31, 2022
Condensed Financial Information Disclosure [Abstract]
CORRECTION OF PREVIOUSLY ISSUED MISSTATED UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 4 – CORRECTION OF PREVIOUSLY ISSUED MISSTATED UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

The Company has noted the following errors in relation to the unaudited condensed consolidated financial statements for the six months ended January 31, 2021 that had been filed on July 9, 2021. The errors related to the correction of adjustment of net loss from discontinued operations arose from disposal of LGC (Note 5). The errors were corrected in the audited consolidated financial statements filed on December 9, 2021.

The following table sets forth the adjustment to the Company’s results of operations compared to the previously reported unaudited condensed consolidated financial statements.

The effects of the restatement on the Company’s unaudited condensed consolidated statements of operations and comprehensive income (loss) for the six months ended January 31, 2021 are as follows:

	For the Six Months Ended January 31, 2021
	As Previously reported	Adjustments	As Revised

Net Loss from Discontinued Operations	$(5,818,787)	$(807,111)	$(6,625,898)
Net loss	$(7,175,067)	$(807,111)	$(7,982,178)
Net loss attributable to ATIF Holdings Limited	$(6,828,287)	$(807,111)	$(7,635,398)
Comprehensive loss	$(7,194,438)	$(807,111)	$(8,001,549)
Comprehensive loss attributable to ATIF Holdings Limited	$(6,713,345)	$(807,111)	$(7,520,456)
Loss Per share – basic and diluted*	$(0.70)	$(0.08)	$(0.78)
Loss Per share from discontinued operations – basic and diluted*	$(0.60)	$(0.08)	$(0.68)

The effects of the restatement on the Company’s unaudited condensed consolidated statements of changes in equity for the six months ended January 31, 2021 are as follows:

	For the Six Months Ended January 31, 2021
	As Previously reported	Adjustments	As Revised

Accumulated deficit	$(20,319,946)	$(807,111)	$(21,127,057)

The effects of the restatement on the Company’s unaudited condensed consolidated statements of cash flows for the six months ended January 31, 2021 are as follows:

	For the Six Months Ended January 31, 2021
	As Previously reported	Adjustments	As Revised

Net loss	$(7,175,067)	$(807,111)	$(7,982,178)
Less: net loss from discontinued operations	$5,818,787	$807,111	$6,625,898